Label	Element	Value
Class A, I and R6 | RBC BlueBay Impact Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC BlueBay Impact Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve a high level of current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 72 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The Advisor will select investments that seek to generate returns while simultaneously meeting the Fund’s impact objective, which is to make investments that seek to achieve positive aggregate social and environmental impact outcomes. The Advisor will prioritize investment returns overachieving positive impact outcomes with respect to security selection and portfolio management decisions.
The positive aggregate social and environmental impact outcomes that the Advisor seeks to achieve are:
1)	Alignment with defined social and environmental impact themes. The social theme comprises affordable homeownership, multi-family housing, education, health and wellness, and small business, while environmental themes are energy and climate change, and water and sanitation.
2)	Alignment with one or more of the United Nations Sustainable Development Goals (SDGs), a global agenda to end poverty, protect the planet, and ensure prosperity for all by the year 2030.
Examples of stakeholders that the Fund seeks to benefit include the environment/planet, low-to-moderate income individuals/families, Black, Indigenous and other People of Color (BIPOC) individuals, and women.
The Advisor employs its impact assessment methodology to measure the investments’ expected and actual impact on these themes. This process involves:
1)	Preliminary Assessment: Every security is analyzed to verify eligibility and fit with the impact goals.
2)
Research: Each security undergoes an in-depth review and analysis to determine its level of expected impact. The data, sources, and impact measurements/metrics are documented in the Advisor’s research database, and this information is updated throughout the investment lifecycle.

3)	Recommendation: If a security meets both the impact and return objectives of the Fund, it will be recommended for inclusion in the Fund.
4)
Monitoring: Impact data from the research database is aggregated at the Fund level and monitored by the Advisor on an ongoing basis to compare the actual impact of the Fund to its expected impact and impact objectives. When monitoring at the portfolio level indicates that a security is no longer expected to achieve its intended impact or no longer aligns with the Fund’s impact objectives, the Advisor will seek an appropriate course of action, which may include exiting the investment.

5)
Reporting: Aggregated impact results are published in an Annual Impact Investing Report on the Advisor’s website. The Annual Impact Investing Report includes both portfolio-level reporting and disclosures on the impact measurement process.

The Fund will primarily invest in investment grade fixed income securities. The Fund may invest in securities of any market capitalization, duration, or maturity. The Fund will invest in a portfolio of fixed income securities denominated in U.S. Dollars.
In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset. In particular, the Fund may use interest rate futures to manage portfolio risk. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the Fund’s direct investments.
The Advisor uses a bottom-up, fundamental process combined with top-down risk management tools designed to meet the objectives of achieving a high level of current income consistent with preservation of capital.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns of Class A shares and Class R6 shares will be different than the returns of Class I shares shown in the bar chart and performance table because fees and expenses of the three classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.com or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RBC BlueBay Impact Bond Fund – Class IAnnual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart for Class I shares of the Fund: Quarter Year Returns Best quarter: Q4 2023 6.82% Worst quarter: Q1 2022 (5.99)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investorswho hold Fund shares through tax-deferred arrangements such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows before and after-tax returns for Class I shares only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Performance Table
The table below shows before and after-tax returns for Class I shares only. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I shares and Class R6 shares of the Fund is December 18, 2017. The inception date of Class A shares of the Fund is January 28, 2020. Performance shown for Class A prior to its inception dates is based on the performance of Class I shares, adjusted to reflect the respective fees and expenses of Class A shares and the applicable sales charges. The index below shows how the Fund’s performance compares with the returns of a broad-based securities market index.

Class A, I and R6 | RBC BlueBay Impact Bond Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of your investment in the Fund will change daily, which means that you could lose money.
Class A, I and R6 | RBC BlueBay Impact Bond Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Class A, I and R6 | RBC BlueBay Impact Bond Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Class A, I and R6 | RBC BlueBay Impact Bond Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Class A, I and R6 | RBC BlueBay Impact Bond Fund | Credit Spread Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Class A, I and R6 | RBC BlueBay Impact Bond Fund | Issuer Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Class A, I and R6 | RBC BlueBay Impact Bond Fund | Investment Grade Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investment Grade Securities Risk. The Fund primarily invests in investment grade rated securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

Class A, I and R6 | RBC BlueBay Impact Bond Fund | Asset Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Asset-Backed Securities Risk. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.

Class A, I and R6 | RBC BlueBay Impact Bond Fund | Mortgage Related Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related Securities Risk. Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage Obligations (“CMOs”). Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the underlying residential mortgage loans. Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or maturity. The value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment.
Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by the Fund would tend to drop and the portfolio-weighted average life of such securities held by the Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility.

Class A, I and R6 | RBC BlueBay Impact Bond Fund | Municipal Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial status may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or adversely impact the ability to seek a high level of current income and capital growth over the long term.

Class A, I and R6 | RBC BlueBay Impact Bond Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk. The Fund is actively managed, and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Class A, I and R6 | RBC BlueBay Impact Bond Fund | Impact Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Impact Investing Risk. The Fund’s impact investing criteria could cause it to perform differently compared to funds that do not apply such criteria. The application of these criteria may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for impact investing reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the securities identified by the impact criteria do not operate as expected in achieving the expected impact. There are significant differences in interpretations of what it means for a security to achieve a positive impact. Although the Advisor believes its definitions are reasonable, the portfolio decisions it makes may differ with others investors’ or advisers’ views.

Class A, I and R6 | RBC BlueBay Impact Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
One Year	rr_ExpenseExampleYear01	$ 445
Three Years	rr_ExpenseExampleYear03	662
Five Years	rr_ExpenseExampleYear05	897
Ten Years	rr_ExpenseExampleYear10	$ 1,569
Past Year	rr_AverageAnnualReturnYear01	(2.48%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2020
Class A, I and R6 | RBC BlueBay Impact Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
One Year	rr_ExpenseExampleYear01	$ 47
Three Years	rr_ExpenseExampleYear03	186
Five Years	rr_ExpenseExampleYear05	338
Ten Years	rr_ExpenseExampleYear10	$ 780
2018	rr_AnnualReturn2018	(0.60%)
2019	rr_AnnualReturn2019	7.51%
2020	rr_AnnualReturn2020	7.97%
2021	rr_AnnualReturn2021	(1.74%)
2022	rr_AnnualReturn2022	(14.33%)
2023	rr_AnnualReturn2023	6.42%
2024	rr_AnnualReturn2024	1.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.99%)
Past Year	rr_AverageAnnualReturnYear01	1.73%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2017
Class A, I and R6 | RBC BlueBay Impact Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.41%
One Year	rr_ExpenseExampleYear01	$ 42
Three Years	rr_ExpenseExampleYear03	154
Five Years	rr_ExpenseExampleYear05	276
Ten Years	rr_ExpenseExampleYear10	$ 631
Past Year	rr_AverageAnnualReturnYear01	1.78%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2017
Class A, I and R6 | RBC BlueBay Impact Bond Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	0.12%
Past 5 Years	rr_AverageAnnualReturnYear05	(1.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2017
Class A, I and R6 | RBC BlueBay Impact Bond Fund | Return After Taxes on Distributions and Sale of Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	1.02%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2017
Class A, I and R6 | RBC BlueBay Impact Bond Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 18, 2017)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	1.25%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2017

[1]	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[2]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.70% of the Fund’s average daily net assets for Class A shares, 0.45% for Class I shares, and 0.40% for Class R6 shares. This expense limitation agreement will remain in place until January 31, 2026 and may not be terminated by the Advisor prior to that date. The expense limitation may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses previously waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided that such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.